Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

Note 6 – Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	As of December 31,	As of December 31,
	2020	2019
Buildings	$3,927,085	$4,135,656
Mechanical equipment	19,562,087	18,432,857
Motor vehicles	348,941	321,719
Office equipment	6,772,941	1,678,977
Computer software	174,740	147,665
Leasehold improvement	218,004	219,370
Construction in progress	21,059,285	4,457,380
Total	52,063,083	29,393,624
Accumulated depreciation	(22,939,840)	(16,168,863)
Property, plant and equipment, net	$29,123,243	$13,224,761

For the year ended December 31, 2020, the Company paid approximately $11 million in cash and $6 million on credit primarily for the project-in-progress related to the construction of the Company’s facilities, primarily including manufacturing plants, warehouses and office buildings.

Depreciation expense for the years ended December 31, 2020, 2019 and 2018 amounted to $6,347,738, $7,994,727 and $3,902,271, respectively.